Account and Financing Receivables, Net	12 Months Ended
Dec. 31, 2018
ACCOUNT AND FINANCING RECEIVABLES, NET
Account and Financing Receivables, Net

6.     ACCOUNT AND FINANCING RECEIVABLES, NET

	As of December 31,
	2017	2018
Accounts receivable	$70,351	$104,159
Financing receivables	—	46,238
Less: allowance for doubtful accounts and credit losses	(384)	(7,511)
Total	$69,967	$142,886

The following table presents the movement of the allowance for doubtful accounts and credit losses:

	As of December 31,
	2016	2017	2018
Beginning balance	$—	$—	$384
Additional provision	—	378	9,119
Written off	—	—	(1,908)
Foreign currency translation adjustment	—	6	(84)
Ending balance	$—	$384	$7,511